Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046

713 626 1919 www.invesco.com
February 25, 2011
VIA Edgar
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds)
CIK 0000826644
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectuses relating to the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, as applicable, of Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco China Fund, Invesco Developing Markets Fund, Invesco Emerging Market Local Currency Debt Fund, Invesco Endeavor Fund, Invesco Global Fund, Invesco Global Health Care Fund, Invesco International Total Return Fund, Invesco Japan Fund, Invesco LIBOR Alpha Fund, Invesco Small Companies Fund, Invesco Pacific Growth and Invesco Van Kampen Global Tactical Asset Allocation Fund; and the Statements of Additional Information relating to Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, as applicable, of Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco China Fund, Invesco Developing Markets Fund, Invesco Emerging Market Local Currency Debt Fund, Invesco Endeavor Fund, Invesco Global Fund, Invesco Global Health Care Fund, Invesco International Total Return Fund, Invesco Japan Fund, Invesco LIBOR Alpha Fund, Invesco Small Companies Fund, Invesco Commodities Strategy Fund, Invesco Global Advantage Fund, Invesco Global Dividend Growth Securities Fund, Invesco Health Sciences Fund, Invesco Pacific Growth, Invesco Van Kampen Emerging Markets Fund, Invesco Van Kampen Global Equity Allocation Fund, Invesco Van Kampen Global Franchise Fund, Invesco Van Kampen Global Tactical Asset Allocation Fund, Invesco Van Kampen International Advantage Fund and Invesco Van Kampen International Growth Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 110 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 110 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 24, 2011.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-7888.
Very truly yours,

/s/ Peter Davidson

Peter Davidson
Counsel